Related-Party Transactions Related-Party Transactions, Summary of Transactions Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended					6 Months Ended	9 Months Ended
		Nov. 14, 2017	Oct. 18, 2017	Sep. 30, 2017		Jun. 30, 2017 [4]	Mar. 31, 2017 [4]	Dec. 31, 2016	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cash Dividends Paid to Parent Company										$ 223
Revenue from Related Parties	[1]									934	$ 521	[2]
Related Party Transaction, Expenses from Transactions with Related Party	[3]									132	107
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party										$ 62	52
Concentration Risk, Percentage									58.00%	44.00%
Cost of Reimbursable Expense										$ 12	12
Distribution Made to Limited Partner, Distributions Declared, Per Unit				$ 0.9852	[4],[5]	$ 0.9710	$ 0.9400	$ 0.9100
Distribution Made to Limited Partner, Distribution Date				Nov. 14, 2017	[4],[5]	Aug. 14, 2017	May 15, 2017	Feb. 14, 2017
Partner to Andeavor [Member] | Omnibus Agreement
Payment for Administrative Fees										11
Andeavor to Partner | Secondment and Logistics Services Agreement
Long-term Purchase Commitment, Amount										16	$ 7
Western Refining Logistics
Cash Dividends Paid to Parent Company										$ 19
Distribution Made to Limited Partner, Distributions Declared, Per Unit	[6],[7]			$ 0.4675
Subsequent Event
Distribution Made to Limited Partner, Declaration Date			Oct. 18, 2017
Subsequent Event | Western Refining Logistics
Distribution Made to Limited Partner, Declaration Date			Jul. 25, 2017
Distribution Made to Limited Partner, Distribution Date		Aug. 18, 2017

[1]	Andeavor accounted for 44% and 58% of our total revenues for the nine months ended September 30, 2017 and 2016, respectively
[2]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[3]	Net of reimbursements from Andeavor pursuant to the Amended Omnibus Agreement, the Carson Assets Indemnity Agreement and other affiliate agreements of $12 million for the nine months ended September 30, 2017 and 2016, respectively.
[4]	This distribution is net of $12.5 million waived by TLGP on either IDRs or common units for each of the three months ended September 30, 2017, June 30, 2017, and March 31, 2017.
[5]	This distribution was declared on October 18, 2017 and will be paid on the date of distribution.
[6]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[7]	Total general partner earnings and limited partner earnings on common units for the nine months ended September 30, 2017 differ from the amounts recognized in equity as of September 30, 2017. The table above reconciles general and limited earnings calculated using the ownership structure in place after the WNRL Merger and IDR/GP Transaction to amounts recorded to equity as of September 30, 2017 by showing the earnings that were allocated to the general partner’s capital account based on the ownership structure in place for three months ended September 30, 2017.